Investments - Investment Income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Investment Income [Line Items]
Net investment income		$ 448,538	$ 415,921	$ 402,071
Funds held interest rate, low end of range		0.10%	0.10%	0.10%
Funds held interest rate, high end of range		5.10%	7.40%	7.00%
Fixed maturities
Net Investment Income [Line Items]
Net investment income		$ 379,939	$ 378,726	$ 382,676
Short-term investments and cash and cash equivalents
Net Investment Income [Line Items]
Net investment income		26,981	13,279	5,363
Other invested assets
Net Investment Income [Line Items]
Net investment income		68,879	26,234	11,800
Equity, Funds Held And Other
Net Investment Income [Line Items]
Net investment income	[1]	12,221	21,964	17,256
Funds Held - Directly Managed
Net Investment Income [Line Items]
Net investment income	[2]	0	4,674	7,742
Investment Expenses
Net Investment Income [Line Items]
Net investment income		$ (39,482)	$ (28,956)	$ (22,766)

[1]	The Company generally earns investment income on funds held by reinsured companies based upon a predetermined interest rate, either fixed contractually at the inception of the contract or based upon a recognized index (e.g. LIBOR). Interest rates ranged from 0.1% to 5.1%, 0.1% to 7.4% and 0.1% to 7.0% for the years ended December 31, 2019, 2018 and 2017, respectively.
[2]	The funds held–directly managed account was settled in 2018 upon commutation of the related Paris Re Reserve Agreement. See also Note 7(a) for further details.